Acquisitions and Divestitures (Divestitures Narrative) (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	6 Months Ended
	Dec. 31, 2011	Feb. 01, 2011 Williamette Community Medical Group [Member]	Dec. 31, 2013 Williamette Community Medical Group [Member]	Sep. 01, 2011 SouthCrest Hospital and Claremore Regional Hospital and Other Related Facilities [Member]	Dec. 31, 2013 SouthCrest Hospital and Claremore Regional Hospital and Other Related Facilities [Member]	Oct. 22, 2011 Cleveland Regional Medical Center and Other Related Healthcare Assets [Member]	Dec. 31, 2013 Cleveland Regional Medical Center and Other Related Healthcare Assets [Member]	Jun. 30, 2014 Subsequent Event [Member] agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Date			Feb. 01, 2011		Sep. 01, 2011		Oct. 22, 2011
Proceeds from disposition of hospitals and other ancillary operations	$ 173,387,000	$ 14,600,000		$ 154,200,000		$ 900,000
Assets of Disposal Group, Including Discontinued Operation		$ 19,700,000		$ 193,000,000		$ 14,200,000
Number of hospitals with a definitive purchase agreement								1